Short-Term Investments (Tables)	12 Months Ended
May 31, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of Short-Term Investments
Short-term investments consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Wealth management products measured at fair value	1,988,907	1,744,835
Trading securities	76,672	128,667

	2,065,579	1,873,502